Derivatives	12 Months Ended
Dec. 31, 2013
Derivatives

Note 9—Derivatives

We are currently exposed to market risk from changes in interest rates. From time to time, we may enter into a variety of derivative financial instruments in connection with the management of our exposure to fluctuations in interest rates. We do not enter into derivative transactions for speculative purposes; however, for accounting purposes, certain transactions may not meet the criteria for hedge accounting.

We entered into four interest rate swaps to reduce the variability of future cash flows in the interest payments for the variable-rate debt under the PFA (the “PFA Interest Rate Swaps”). In connection with the PFA Refinancing, on May 28, 2013, we paid $42.0 million to terminate the PFA Interest Rate Swaps and their related liabilities. The Company made an accounting policy election to present the payment for the termination of the PFA Interest Rate Swaps as a financing activity within our statement of cash flows. As a result of the termination, we reclassified $38.2 million of losses on the hedge designated portion of the PFA Interest Rate Swaps previously recognized in accumulated other comprehensive income to interest expense.

On May 30, 2013, we entered into an interest rate swap as a cash flow hedge against future fluctuations in LIBOR rates with an effective date of June 3, 2013. The interest rate swap has a notional value of $712.5 million, does not amortize and matures on December 3, 2017. On a quarterly basis, we pay a fixed rate of 1.56% and receive the greater of 1% or three-month LIBOR.

On June 10, 2013, we entered into an interest rate swap as a cash flow hedge against future fluctuations in LIBOR rates with an effective date of July 1, 2014. The interest rate swap has a notional value of $400.0 million, does not amortize and matures on July 1, 2018. On a quarterly basis, we pay a fixed rate of 1.66% and receive three-month LIBOR.

The following table summarizes the fair values of derivatives that are designated as hedge instruments:

Derivatives Designated as Hedging Instruments		December 31,
	Balance Sheet Location	2013	2012
		(in thousands)
Long-term—Interest rate swaps	Other assets	$9,726	$—
Short-term—Interest rate swaps	Derivative liabilities, current	(4,984)	(17,017)
Long-term—Interest rate swaps	Other long-term liabilities	—	(27,437)

Total		$4,742	$(44,454)

The Company has elected to not offset the fair value of derivatives subject to master netting agreements, but report them gross on our consolidated balance sheets.

On December 28, 2012, management de-designated a portion of PFA Interest Rate Swaps from hedge accounting due to the change in payment frequency of principal under an amendment to the PFA. Subsequent to de-designation, we accounted for the de-designated portion of the interest rate swaps on a mark-to-market basis, with both realized and unrealized gains and losses on the de-designated portion recorded currently in earnings in interest expense in our consolidated statements of operations through the date of the termination of the PFA Interest Rate Swaps. The following table summarizes the fair values of derivatives that are not designated as hedge instruments:

Derivatives Not Designated as Hedging Instruments		December 31,
	Balance Sheet Location	2013	2012
		(in thousands)
Short-term—Interest rate swaps	Derivative liabilities, current	$—	$(978)
Long-term—Interest rate swaps	Other long-term liabilities	—	(1,574)

Total		$—	$(2,552)

The following table summarizes the cash flow hedge gains and losses:

Derivatives in Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in Equity for the Years Ended December 31,			Amount of Loss Reclassified from Equity into Income for the Years Ended December 31,			Amount Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing) for the Years ended December 31,
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(in thousands)
Interest rate swaps	$49,859	$1,868	$(60,284)	$47,720	$24,419	$1,802	$—	$—	$—

During the years ended December 31, 2013, 2012 and 2011, we reclassified $47.1 million, $23.9 million and $1.8 million to interest expense and $0.6 million, $0.5 million and $0.1 million to depreciation from accumulated other comprehensive income, respectively.

As of December 31, 2013, the estimated amount of net losses associated with derivative instruments that would be reclassified from accumulated comprehensive loss to earnings during the next twelve months was $5.6 million.